Shareholder Report, Holdings (Details) - C000020141 [Member]	Feb. 28, 2025
U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Others Each Less Than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%